Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes [3]	Royalties		Fees	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 98,310	$ 158,750	[4]	$ 5,270	$ 11,500	$ 273,830
ARGENTINA
Total	[1],[2]	98,310	153,080	[4]	5,270	10,830	267,490
ARGENTINA | Federal
Total	[1],[2]	$ 98,310				10,830	109,140
ARGENTINA | Neuquén Province
Total	[1],[2]		129,140		4,560		133,700
ARGENTINA | Rio Negro Province
Total	[1],[2]		23,740		$ 710		24,450
ARGENTINA | Salta Province
Total	[1],[2]		200				200
MEXICO
Total	[1],[2]		5,670			670	6,340
MEXICO | Federal
Total	[1],[2]		$ 5,670				5,670
MEXICO | City of Mexico
Total	[1],[2]					$ 670	$ 670

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.
[3]	Reported taxes do not include taxes levied on consumption, such as value added taxes, personal income taxes, or sales taxes (including, for the avoidance of doubt, the Argentine Provincial tax ingresos brutos).
[4]	Vista pays royalties to the provincial governments of Argentina related to the Transferred Conventional Assets. As per the Conventional Assets Transaction Agreement, Aconcagua then repays 100% of these amounts to Vista.